Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses by Nature [Abstract]
Employee benefit expenses	$ 22,749,535	$ 17,638,494	$ 9,736,015
Media cost in cost of revenue	8,245,555	8,120,698	6,900,142
Depreciation expenses on property, plant and equipment	149,886	159,993	39,078
Depreciation expenses on right-of-use assets	987,745	865,790	394,184
Depreciation expenses on investment property	1,857
Amortization expenses	2,101,080	1,809,774	1,058,392
Professional fees	10,043,094	7,309,660	2,407,919
Listing expenses (Note 1)	38,160,746
Impairment loss on intangible assets (Note 2)	$ 29,026,050	$ 298,424